Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components Of Income Tax Expense Benefit [Line Items]
U.S. Federal	$ 86,719	$ 85,585	$ 74,561
State	9,801	9,431	10,325
Foreign	9,416	9,661	6,953
Income tax expense	105,936	104,677	91,839
Current	103,216	99,990	91,550
Deferred	2,720	4,687	289
Income tax expense	$ 105,936	$ 104,677	$ 91,839